GOING CONCERN UNCERTAINTIES (Details Narrative) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Going Concern Uncertainties Details Narrative
Accumulated deficit	$ (145,915)	$ 150,168	$ 98,662
Working capital deficit		$ 523,499